Commitments and Guarantees - Schedule of aircraft acquisition (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$) flight	Dec. 31, 2021 BRL (R$) flight
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | flight	144	131
Aircraft
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	R$ 13,965,883	R$ 12,631,539
Aircraft | Year one
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	0	1,332,170
Aircraft | Year two
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	2,025,240	1,048,452
Aircraft | Year three
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,544,642	2,354,729
Aircraft | Year four
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,969,208	2,116,390
Aircraft | Year five
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	2,414,533	2,325,528
Aircraft | Year six
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	1,361,299	1,323,801
Aircraft | After year six
Disclosure of detailed information about property and equipment [line items]
Financial disbursements calculated at present value	R$ 4,650,961	R$ 2,130,469
Aircraft leased from lessors
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | flight	32	45
Aircraft acquired from manufactures
Disclosure of detailed information about property and equipment [line items]
Number of aircraft committed to acquire | flight	112	86